Other current operating assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in millions)	6/30/2026	12/31/2025

Prepaid expenses	51.8	33.6
Indirect taxes (VAT/GST) receivables	68.5	72.8
Anticipated net sales returns	9.3	10.8
Income tax receivables	11.6	1.6
Other current operating assets	21.2	39.3
Other current operating assets	162.4	158.2

(CHF in millions)	6/30/2026	12/31/2025

Accrued expenses	242.4	204.3
Accrued personnel expenses	23.5	39.6
Indirect taxes (VAT/GST) payables	54.6	55.7
Social security payables	16.1	8.8
Other payables	18.1	17.2
Other current operating liabilities	16.7	29.7
Other current operating liabilities	371.3	355.4